Account Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Account Payables and Accrued Expenses
Account Payables and Accrued Expenses

Note 15. Account Payables and Accrued Expenses

As at December 31:	2019	2018
Trade and account payables	$9,921	$19,993
Interest payables	486	46
Value-added, goods and services and other taxes (other than income taxes)	477	831
Compensation	206	247
Contract liabilities under contracts with customers	4,637	5,198
Lease liabilities	364	—
Losses on corporate guarantees (see Note 19)	3,070	—
	$19,161	$26,315

Trade payables arise from the Group’s day-to-day activities. The Group’s expenses for services and other operational expenses are included in account payables. Generally, these payables and accrual accounts do not bear interest and have a maturity of less than one year.

On June 30, 2019, the Group recorded credit losses of $3,134 as related to losses on certain corporate guarantees. The provision amount changed to $3,070 as of December 31, 2019 due to the fluctuation of exchange rates.

In February 2018, the calling of a guarantee resulted in a provision for credit loss of $1,502 as at December 31, 2017. During the year ended December 31, 2018, the credit loss resulting from the calling of the guarantee was reduced by $833. The provision for the guarantee was no longer outstanding as at December 31, 2018.

Contract liabilities under contracts with customers

The movements of contract liabilities under contracts with customers for the years ended December 31, 2019 and  2018 were as follows:

	2019	2018
Balance, beginning of the year	$6,446	$797
Considerations received	4,949	5,649
Reclassification to profit or loss upon satisfaction of performance obligations	(6,758)	—
Balance, end of the year	$4,637	$6,446

* Reclassification from contract liabilities to trade and accounts payable.

The Group expects to recognize the contract liabilities as revenue upon satisfaction of performance obligations in the following years:

	2019	2018
Year 1 after the year-end (included in current liabilities)	$4,637	$5,198
Year 2 after the year-end (included in long-term liabilities)	—	1,248
	$4,637	$6,446

* Reclassification from contract liabilities to trade and accounts payable.

Lease liabilities

Future lease payments included in the measurement of the lease liabilities as at December 31, 2019 are as follows:

Years ending December 31:	Principal	Interest	Total
2020	$364	$49	$413
2021	229	34	263
2022	196	19	215
2023	204	11	215
2024	203	3	206
	$1,196	$116	$1,312

As at December 31, 2019, the principal amounts of the lease liabilities were presented on the statement of financial position as follows:

Current liabilities	$364
Long-term liabilities	832
$1,196

As at December 31, 2019, the lease liabilities, which principally comprised office premises (see Note 12), have varying terms and are subject to the customary practices in the local regions. The Group expects to pay for these future lease payments from the operations. Management does not expect material exposure arising from variable lease payments, extension options and termination options, residual value guarantees and leases not yet commenced to which the Group is committed.

The Group recognized the following associated with its lease liabilities for the year ended December 31, 2019:

Amount
Interest expense	$71
Expense relating to short-term leases with payments directly charged to profit or losses	881
Expense relating to leases of low-value assets with payments directly charged to profit or losses	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—
Total cash outflows for leases	1,824
Depreciation charge for right-of-use assets (see Note 12)	738
Carrying amount of right-of-use assets at the end of the reporting period (see Note 12)	1,188

Minimum lease payments recognized as expenses were $2,303 (including contingent rents of $423) and $3,120 (including contingent rents of $115) for the year ended December 31, 2018 and 2017, respectively.